Results of Operations - Schedule of Change in Fair Value of Contingent Consideration (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of fair value measurement of liabilities [line items]
Change in fair value of contingent consideration		€ 1,128
Contingent consideration [Member]
Disclosure of fair value measurement of liabilities [line items]
Change in fair value of contingent consideration		€ 1,128